FINANCIAL RISK MANAGEMENT - Forward Foreign Currency Contracts (Details) - Currencies (sold/bought) $ in Millions	12 Months Ended
	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 1,320.6	$ 2,449.6
USD/CDN | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 514.5	$ 530.9
Average rate (in percent)	0.80	0.77
USD/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 85.0	$ 127.4
Average rate (in percent)	0.78	0.77
USD/CDN | Between 3 and 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 11.5	$ 20.5
Average rate (in percent)	0.79	0.78
EUR/CDN | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 169.9	$ 88.4
Average rate (in percent)	0.67	1.54
EUR/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 15.7	$ 95.2
Average rate (in percent)	0.65	1.57
EUR/CDN | Between 3 and 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 0.2	$ 0.0
Average rate (in percent)	0.64
GBP/CDN | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 72.0	$ 52.7
Average rate (in percent)	0.59	0.57
GBP/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 2.3	$ 11.5
Average rate (in percent)	0.58	0.58
CDN/USD | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 132.1	$ 1,224.7
Average rate (in percent)	1.29	1.27
CDN/USD | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 30.3	$ 31.0
Average rate (in percent)	1.28	1.37
Other currencies | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 286.8	$ 260.8
Other currencies | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	0.3	1.5
Other currencies | Between 3 and 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 0.0	$ 5.0